SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
SCHEDULE OF CASH AND RESTRICTED CASH

The reconciliation of cash and restricted cash reported within the applicable balance sheet accounts that sum to the total of cash and restricted cash presented in the statement of cash flows is as follows:

	September 30, 2021	September 30, 2020
Cash	$5,655,103	$13,282
Restricted cash	484,371	488,289
Total cash and restricted cash	$6,139,474	$501,571

The reconciliation of cash and restricted cash reported within the applicable balance sheet that sum to the total of the same such amounts shown in the statement of cash flows is as follows:

	December 31, 2020	December 31, 2019
Cash	$45,213	$6,703
Restricted cash	484,368	484,882
Total cash and restricted cash	$529,581	$491,585

SCHEDULE OF ESTIMATED USEFUL LIFE OF PROPERTY PLANT AND EQUIPMENT
Useful Life (in years)
Computer equipment	5
Office equipment and furniture	7
Leasehold improvements	Shorter of the useful life or the lease term

The estimated useful life of the Companies Property and Equipment is as follows:

Useful Life (in years)
Computer equipment and software	5
Office equipment and furniture	7
Leasehold improvements	Shorter of the useful life or the lease term
Software	3

SCHEDULE OF DISAGGREGATION REVENUE

The following table disaggregates the Company’s revenue by line of business, showing commissions earned:

Three Months ended September 30, 2021	Medical/Life	Property and Casualty	Total
Regular
EBS	226,233	-	226,233
USBA	18,241	-	18,241
CCS/UIS	-	120,762	120,762
Montana	343,546	-	343,546
Fortman	357,638	194,218	551,856
Altruis	807,775	-	807,775
Kush	513,223	-	513,223
	2,266,656	314,980	2,581,636

Nine Months ended September 30, 2021	Medical/Life	Property and Casualty	Total
Regular
EBS	642,428	-	642,428
USBA	45,861	-	45,861
CCS/UIS	-	274,928	274,928
Montana	1,283,402	-	1,283,402
Fortman	884,073	628,327	1,512,400
Altruis	2,558,653	-	2,558,653
Kush	778,541	-	778,541
	6,192,958	903,255	7,096,213

Three Months ended September 30, 2020	Medical/Life	Property and Casualty	Total
Regular
EBS	188,670	-	188,670
USBA	11,757	-	11,757
CCS/UIS	-	81,344	81,344
Montana	318,688	-	318,688
Fortman	258,488	212,454	470,942
Altruis	608,641	-	608,641
	1,386,244	293,798	1,680,042

Nine Months ended September 30, 2020	Medical/Life	Property and Casualty	Total
Regular
EBS	567,054	-	567,054
USBA	206,698	-	206,698
CCS/UIS	-	227,044	227,044
Montana	1,148,538	-	1,148,538
Fortman	880,848	578,229	1,459,077
Altruis	1,717,964	-	1,717,964
	4,521,102	805,273	5,326,375

The following table disaggregates the Company’s revenue by line of business, showing regular commissions earned contingent commissions bonus, profit sharing

Year ended December 31, 2020	Medical/Life	Property and Casualty	Total
Regular	$6,009,558	$1,064804	$7,074,362
Contingent commission		205,168	$205,168
Total year ended December 31, 2020	$6,009,558	$1,064,804	$7,279,530

Year ended December 31, 2019	Medical/Life	Property and Casualty	Total
Regular	$3,583,992	$866,793	$4,450,785
Contingent commission
Total year ended December 31, 2019	$3,582,182	$866,793	$4,450,785

SUMMARIZES THE CHANGES TO THE PREVIOUSLY ISSUED FINANCIAL INFORMATION

Account	12/31/2020 As reported	Adjustment	12/31/20 Adjusted
Accounts Receivable	236,651	625,946	862,597
Goodwill	9,265,070	(503,345)	8,761,725
Accumulated Deficit	(12,482,281)	122,601	(12,359,680)
Commission income	7,279,530	17,616	7,297,146

Total Assets	17,922,086	122,601	18,044,687
Total Revenue	7,279,530	17,616	7,297,146
Net Loss	(3,699,005)	17,616	(3,681,389)
EPS	(0.88)	0.00	(0.88)

Account	3/31/2021 As reported	Adjustment	3/31/2021 Adjusted
Accumulated Deficit	(13,123,609)	150,003	(12,973,606)
Commission income	2,296,328	27,402	2,323,730
Total Revenue	2,296,328	27,402	2,323,730
Net Loss	(641,328)	27,402	(613,926)
EPS	(0.09)	(0.01)	(0.08)